Acquisitions - Water Solutions Facilities (Details) - Water Solutions Facilities 2017 Acquisitions Accounting Completed $ in Millions	12 Months Ended
Mar. 31, 2018 USD ($) facility
Business Acquisition
Business combination number for which acquisition accounting is completed | facility	2
Adjustment, property, plant and equipment	$ (0.2)
Minimum
Business Acquisition
Adjustment, other noncurrent liabilities	$ 0.1